UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-07326

                    Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli ABC Fund
Semiannual Report — June 30, 2015

Morningstar® rated The Gabelli ABC Fund Class AAA Shares 4 stars overall and 4 stars for the three, five, and ten year periods ended June 30, 2015 among 100, 100, 59, and 25 Market Neutral funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA
Portfolio Manager
“Give a man a fish and you feed him for a day. Teach him how to arbitrage and you feed him forever.” – Warren Buffett

To Our Shareholders,

For the six months ended June 30, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli ABC Fund increased 1.7% compared with an increase of 1.5% for the Standard & Poor’s (“S&P”) Long-Only Merger Arbitrage Index. The performance of the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for the quarter was 0.01%. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2015.

Comparative Results

Average Annual Returns through June 30, 2015 (a) (Unaudited)						Since Inception 5/14/93
	Six Months	1 Year	5 Year	10 Year	15 Year
AAA Shares (GABCX)	1.68%	1.46%	3.87%	4.40%	4.25%	6.03%
Advisor Shares (GADVX)	1.49	1.10	3.61	4.18	4.11	5.93
S&P Long-Only Merger Arbitrage Index	1.48	2.07	4.17	N/A(b)	N/A(b)	N/A(b)
Lipper U.S. Treasury Money Market Fund Average	0.00	0.01	0.01	1.13	0.00	2.38(c)
Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.01	0.02	0.08	1.42	1.72	2.84
S&P 500 Index	1.23	7.42	17.34	7.89	4.36	9.35(c)

In the current prospectuses dated April 30, 2015, the expense ratios for Class AAA and the Advisor Class Shares, are 0.58% and 0.83%, respectively. See page 12 for the expense ratios for the six months ended June 30, 2015. The Fund does not have a sales charge.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund between April 1, 2002 through April 30, 2007. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P Long-Only Merger Arbitrage Index is comprised of a maximum of 40 large and liquid stocks that are active targets in pending merger deals. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested except for the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	S&P Long-Only Merger Arbitrage Index inception date is January 17, 2008.
(c)	Lipper U.S. Treasury Money Market Fund Average and the S&P 500 Index since inception performance are as of April 30, 1993.

The Gabelli ABC Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2015 through June 30, 2015	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli ABC Fund
Actual Fund Return
Class AAA	$1,000.00	$1,016.80	0.61%	$3.00
Advisor Class	$1,000.00	$1,014.90	0.86%	$4.25
Hypothetical 5% Return
Class AAA	$1,000.00	$1,021.82	0.61%	$3.01
Advisor Class	$1,000.00	$1,020.58	0.86%	$4.26

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2015:

The Gabelli ABC Fund

Long Positions
U.S. Government Obligations	42.2%
Health Care	13.7%
Computer Software and Services	8.5%
Energy and Utilities	6.7%
Cable and Satellite	5.4%
Diversified Industrial	4.6%
Telecommunications	3.0%
Retail	2.9%
Semiconductors	2.5%
Metals and Mining	2.1%
Building and Construction	2.0%
Financial Services	2.0%
Business Services	1.8%
Electronics	0.9%
Hotels and Gaming	0.6%
Food and Beverage	0.6%
Wireless Communications	0.5%
Specialty Chemicals	0.3%
Automotive: Parts and Accessories	0.3%
Entertainment	0.3%
Aerospace	0.3%

Equipment and Supplies	0.3%
Machinery	0.1%
Publishing	0.1%
Consumer Products	0.1%
Transportation	0.0%*
Broadcasting	0.0%*
Consumer Services	0.0%*
Real Estate	0.0%*
Computer Hardware	0.0%*
Other Assets and Liabilities (Net)	2.8%

Short Positions
Building and Construction	(2.3)%
Metals and Mining	(1.6)%
Telecommunications	(0.6)%
Energy and Utilities	(0.1)%
Cable and Satellite	(0.0)%*
Retail	(0.0)%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for  the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at  www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli ABC Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 59.3%
	Aerospace — 0.3%
48,000	B/E Aerospace Inc.	$2,850,330	$2,635,200
26,000	KLX Inc.†	1,185,180	1,147,380

		4,035,510	3,782,580

	Automotive: Parts and Accessories — 0.3%
90,000	Cooper Tire & Rubber Co.	2,137,302	3,044,700
300	Strattec Security Corp.	4,118	20,610
100,000	The Pep Boys - Manny, Moe & Jack†	1,116,573	1,227,000

		3,257,993	4,292,310

	Broadcasting — 0.0%
8,000	Cogeco Inc.	155,796	367,206
4,000	Salem Media Group Inc.	1,800	25,320

		157,596	392,526

	Building and Construction — 2.0%
598,834	Lennar Corp., Cl. B	21,445,562	25,821,722
41,029	Norbord Inc.	1,014,379	860,985

		22,459,941	26,682,707

	Business Services — 1.8%
90,000	Blackhawk Network Holdings Inc.†	2,153,429	3,708,000
40,000	Diebold Inc.	1,220,261	1,400,000
3,000	Funespana SA†	27,182	24,415
100,042	Global Sources Ltd.†	764,729	695,292
20,000	GrainCorp Ltd., Cl. A	162,315	131,781
65,000	R. R. Donnelley & Sons Co.	1,264,250	1,132,950
5,000	The Brink’s Co.	125,928	147,150
55,000	The Interpublic Group of Companies Inc.	1,041,729	1,059,850
1,740,001	TNT Express NV	14,548,933	14,760,268
200	Towers Watson & Co., Cl. A	27,067	25,160

		21,335,823	23,084,866

	Cable and Satellite — 5.4%
1,000	AMC Networks Inc., Cl. A†	33,167	81,850
195,000	Cablevision Systems Corp., Cl. A	2,945,617	4,668,300
390,000	DIRECTV†	34,022,068	36,188,100
50,660	Liberty Global plc, Cl. A†	2,276,948	2,739,186
112,000	Liberty Global plc, Cl. C†	4,954,773	5,670,560
1,816,000	Sky Deutschland AG†	15,661,067	13,663,832
45,000	Sky plc	539,589	733,219
13,555	Societe d’Edition de Canal +	117,564	114,850
41,000	Time Warner Cable Inc.	6,304,485	7,304,970

		66,855,278	71,164,867

	Computer Hardware — 0.0%
500	Data Modul AG	15,606	18,646

Shares		Cost	Market Value

	Computer Software and Services — 8.5%
765,000	Advent Software Inc.	$33,784,551	$33,820,650
10,000	Anite plc	20,165	19,955
100,000	ClickSoftware Technologies Ltd.†	1,255,960	1,257,000
175,000	Covisint Corp.†	451,202	572,250
749,000	Dealertrack Technologies Inc.†	47,035,774	47,029,710
40,000	IGATE Corp.†	1,903,642	1,907,600
52,000	iGO Inc.†	163,480	149,760
450,000	Informatica Corp.†	21,616,284	21,811,500
4,000	InterXion Holding NV†	120,455	110,600
240,101	Rally Software Development Corp.†	4,671,081	4,669,964
5,800	Rocket Fuel Inc.†	49,374	47,560
2,000	Yahoo! Inc.†	29,400	78,580

		111,101,368	111,475,129

	Consumer Products — 0.1%
65,000	Avon Products Inc.	928,850	406,900
44,000	Blyth Inc.†	456,796	279,400

		1,385,646	686,300

	Consumer Services — 0.0%
300,000	Corinthian Colleges Inc.†	28,312	2,100
1,000	Liberty Interactive Corp. QVC Group, Cl. A†	14,856	27,750
404	Liberty TripAdvisor Holdings Inc., Cl. A†	3,849	13,017
546	Liberty Ventures, Cl. A†	6,469	21,441
10,000	Orbitz Worldwide Inc.†	116,725	114,200

		170,211	178,508

	Diversified Industrial — 4.6%
10,000	Fortune Brands Home & Security Inc.	127,982	458,200
30,000	Katy Industries Inc.†	23,299	99,000
40,000	Myers Industries Inc.	415,859	760,000
309,953	Pall Corp.	38,571,055	38,573,651
300,000	Polypore International Inc.†	17,839,808	17,964,000
45,000	Tyco International plc	858,173	1,731,600
19,000	Wartsila OYJ Abp	949,279	890,076

		58,785,455	60,476,527

	Electronics — 0.9%
70,000	Alliance Semiconductor Corp.†	240,731	52,500
290,600	Axis Communications AB†	11,645,787	11,575,133
12,000	MoSys Inc.†	45,904	22,800
7,060	TTM Technologies Inc.†	72,577	70,529

		12,004,999	11,720,962

	Energy and Utilities — 6.7%
1,340,000	Alvopetro Energy Ltd.†	1,380,069	418,415

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
3,000	Amec Foster Wheeler plc, ADR	$53,107	$38,760
24,000	Anadarko Petroleum Corp.	2,344,508	1,873,440
13,500	Apache Corp.	1,099,974	778,005
1,200	Baker Hughes Inc.	71,783	74,040
179,300	BG Group plc	3,275,276	2,984,859
440,000	Cleco Corp.	23,827,196	23,694,000
100,000	Dragon Oil plc	631,501	1,140,720
378,165	Dresser-Rand Group Inc.†	30,881,239	32,212,095
20,000	Endesa SA	453,617	382,729
70,000	EXCO Resources Inc.	350,077	82,600
420,000	Gulf Coast Ultra Deep Royalty Trust†	716,100	294,000
8,000	Hawaiian Electric Industries Inc.	257,002	237,840
5,000	Hess Corp.	253,364	334,400
4,059	IGAS Energy plc†	5,582	1,722
60,000	National Fuel Gas Co.	3,511,065	3,533,400
13,000	NorthWestern Corp.	297,480	633,750
275,000	Pepco Holdings Inc.	7,405,569	7,408,500
65,000	Rosetta Resources Inc.†	1,576,312	1,504,100
160,000	Severn Trent plc	4,318,173	5,231,601
9,000	Steel Excel Inc.†	238,313	187,200
44,025	UIL Holdings Corp.	2,169,579	2,017,226
100,000	Weatherford International plc†	1,436,136	1,227,000
56,503	WEC Energy Group Inc.	2,598,878	2,540,961
80,000	WesternZagros Resources Ltd.†	287,279	14,732

		89,439,179	88,846,095

	Entertainment — 0.3%
6,000	Discovery Communications Inc., Cl. A†	144,916	199,560
6,000	Discovery Communications Inc., Cl. C†	53,710	186,480
84,000	Media General Inc.†	1,479,692	1,387,680
6,500	Scripps Networks Interactive Inc., Cl. A	490,130	424,905
1,000	SFX Entertainment Inc.†	4,635	4,490
10,000	Take-Two Interactive Software Inc.†	93,578	275,700
6,000	The Madison Square Garden Co., Cl. A†	249,981	500,940
14,000	Time Warner Inc.	1,086,837	1,223,740

		3,603,479	4,203,495

	Equipment and Supplies — 0.3%
374,986	GrafTech International Ltd.†	1,898,679	1,859,931

Shares		Cost	Market Value

50,000	Xylem Inc.	$1,467,071	$1,853,500

		3,365,750	3,713,431

	Financial Services — 2.0%
78,000	AllianceBernstein Holding LP	1,342,641	2,303,340
2,500	Aspen Insurance Holdings Ltd.	108,766	119,750
0	BB&T Corp.	8	8
1,500	City National Corp.	135,820	135,585
14,000	H&R Block Inc.	266,096	415,100
30,000	HCC Insurance Holdings Inc.	2,317,376	2,305,200
35,087	Hilltop Holdings Inc.†	744,243	845,246
500	Home Loan Servicing Solutions Ltd.	771	345
1,000,000	Hudson City Bancorp Inc.	9,942,381	9,880,000
37,000	Kinnevik Investment AB, Cl. A	1,349,457	1,187,235
60,000	KKR & Co. LP	321,403	1,371,000
1,400	MasterCard Inc., Cl. A	27,948	130,872
200	Montpelier Re Holdings Ltd.	7,848	7,900
160,000	National Interstate Corp.	4,725,088	4,371,200
55,000	Navient Corp.	341,093	1,001,550
10,000	Oritani Financial Corp.	103,087	160,500
8,500	PartnerRe Ltd.	1,099,102	1,092,250
7,312	Sterling Bancorp	65,721	107,486
5,000	The PNC Financial Services Group Inc.	250,104	478,250
260,000	Wright Investors’ Service Holdings Inc.†	650,000	395,200

		23,798,953	26,308,017

	Food and Beverage — 0.6%
2,030,000	Parmalat SpA	7,561,683	5,300,297
5,000	Pernod Ricard SA	371,207	577,493
24,000	Remy Cointreau SA	1,467,270	1,729,804
10,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.†	68,912	72,719

		9,469,072	7,680,313

	Health Care — 13.6%
10,135	AbbVie Inc.	707,930	680,971
2,000	Alere Inc.†	79,414	105,500
0	Alexion Pharmaceuticals Inc.†	75	72
420,465	ArthroCare Corp. Stub†	0	147,163
62,000	AstraZeneca plc, ADR	4,843,244	3,950,020
15,000	Audika Groupe	283,508	294,321
800	Bio-Rad Laboratories Inc., Cl. A†	79,952	120,488
580,000	Catamaran Corp.†	34,769,847	35,426,400
40,000	Celesio AG	1,265,251	1,159,446
600,000	Hospira Inc.†	52,675,966	53,226,000
4,400	ICU Medical Inc.†	251,347	420,904
400	Illumina Inc.†	16,234	87,344

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
170,000	KYTHERA Biopharmaceuticals Inc.†	$12,781,473	$12,802,700
16,000	Laboratory Corp. of America Holdings†	1,881,680	1,939,520
500	Mead Johnson Nutrition Co.	12,000	45,110
2,000	Mylan NV†	136,822	135,720
433,000	Myrexis Inc.†	44,849	64,560
325,000	Omnicare Inc.	31,175,033	30,631,250
1,000	Perrigo Co. plc	194,563	184,830
300	Shire plc, ADR	72,903	72,447
270,000	Sigma-Aldrich Corp.	36,992,720	37,624,500
4,000	Synergy Health plc	110,524	108,038

		178,375,335	179,227,304

	Hotels and Gaming — 0.6%
12,000	Belmond Ltd., Cl. A†	137,665	149,880
2,000	Churchill Downs Inc.	85,292	250,100
34,100	Eldorado Resorts Inc.†	168,000	266,662
330,000	International Game
	Technology plc†	6,251,230	5,860,800
25,000	Ryman Hospitality Properties Inc.	1,076,449	1,327,750

		7,718,636	7,855,192

	Machinery — 0.1%
35,000	Astec Industries Inc.	1,337,801	1,463,700
27,000	CNH Industrial NV	288,308	250,560

		1,626,109	1,714,260

	Metals and Mining — 2.1%
900	Agnico-Eagle Mines Ltd.	21,667	25,552
100,000	Alcoa Inc.	956,116	1,115,000
98,000	AuRico Gold Inc.	781,597	278,320
100,000	Freeport-McMoRan Inc.	2,695,955	1,862,000
40,000	Newmont Mining Corp.	1,207,631	934,400
10,000	Pan American Silver Corp.	188,281	85,989
656,400	RTI International Metals Inc.†	25,119,328	20,689,728
11,500	Vulcan Materials Co.	457,719	965,195
64,500	Whiting Petroleum Corp.†	3,138,374	2,167,200

		34,566,668	28,123,384

	Publishing — 0.1%
6,825	Journal Media Group Inc.	43,249	56,579
38,016	The E.W. Scripps Co., Cl. A	787,739	868,666

		830,988	925,245

	Real Estate — 0.0%
500	American Tower Corp.	7,707	46,645
1,000	Associated Estates Realty Corp.	28,470	28,630

Shares		Cost	Market Value

1,000	Conwert Immobilien Invest SE†	$13,727	$12,676

		49,904	87,951

	Retail — 2.8%
6,000	Aaron’s Inc.	155,926	217,260
30,000	CST Brands Inc.	984,712	1,171,800
60,000	Family Dollar Stores Inc.	4,782,818	4,728,600
22,000	Macy’s Inc.	454,276	1,484,340
11,000	Office Depot Inc.†	104,838	95,260
4,000	Pier 1 Imports Inc.	27,590	50,520
115,500	World Duty Free SpA†	1,256,677	1,294,092
1,300,000	Zale Corp.†	27,196,380	27,300,000

		34,963,217	36,341,872

	Semiconductors — 2.5%
400,000	Altera Corp.	20,701,166	20,480,000
245,000	Broadcom Corp., Cl. A	13,153,263	12,615,050

		33,854,429	33,095,050

	Specialty Chemicals — 0.3%
15,000	Chemtura Corp.†	361,530	424,650
34,000	International Flavors & Fragrances Inc.	3,289,786	3,715,860
400	Monsanto Co.	18,667	42,636
100	OM Group Inc.	3,448	3,360
18,000	SGL Carbon SE†	417,597	290,575

		4,091,028	4,477,081

	Telecommunications — 3.0%
300,000	Asia Satellite Telecommunications Holdings Ltd.	683,347	1,195,890
9,000	BCE Inc., Toronto	321,953	382,500
230,000	Colt Group SA†	693,917	683,018
8,000	Harris Corp.	634,461	615,280
1,711,075	Jazztel plc†	26,859,860	24,703,361
130,000	Koninklijke KPN NV	396,278	497,113
18,000	Level 3 Communications Inc.†	843,467	948,060
100,000	Pharol SGPS SA†	409,436	44,037
655,000	Sprint Corp.†	3,388,182	2,986,800
140,000	Telenet Group Holding NV†	6,377,379	7,615,108
5,000	Telephone & Data Systems Inc.	130,801	147,000

		40,739,081	39,818,167

	Transportation — 0.0%
2,500	Norbert Dentressangle SA	607,603	606,340

	Wireless Communications — 0.4%
20,000	Blackberry Ltd.†	147,635	163,600
14,000	Metricom Inc.†	1,680	1
58,000	Millicom International Cellular SA, SDR	4,884,303	4,278,365

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Wireless Communications (Continued)
200,000	NII Holdings Inc.†	$179,013	$4,000
7,500	T-Mobile US Inc.†	121,875	290,775
9,500	United States Cellular Corp.†	362,501	357,865

		5,697,007	5,094,606

	TOTAL COMMON STOCKS	774,361,864	782,073,731

	PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
4,000	Cincinnati Bell Inc., 6.750%, Ser. B	83,263	196,120

	RIGHTS — 0.3%
	Health Care — 0.1%
110,600	Adolor Corp., CPR, expire 07/01/19†	0	57,512
187,969	Ambit Biosciences Corp., CVR†	0	112,781
135,000	American Medical Alert Corp.†	0	1,350
54,000	Chelsea Therapeutics International Ltd., CVR†	5,940	5,940
5,000	Community Health Systems Inc., CVR†	158	70
50,000	Durata Therapeutics Inc., CVR†	0	8,000
13,500	Furiex Pharmaceuticals Inc., CVR†	131,415	131,895
100	Omthera Pharmaceuticals Inc., expire 12/31/20†	0	60
139,479	Prosensa Holding, CVR†	137,121	138,084
200,000	Sanofi, CVR, expire 12/31/20†	296,850	140,000
825,000	Teva Pharmaceutical Industries Ltd., CPR, expire 02/20/23†	401,888	437,250
69,000	Trius Therapeutics, CVR†	0	8,970

		973,372	1,041,912

	Retail — 0.1%
950,000	Safeway Casa Ley, CVR, expire 01/30/19†	166,857	451,250
950,000	Safeway PDC, CVR, expire 01/30/17†	8,014	46,360

		174,871	497,610

	Wireless Communications — 0.1%
700,000	Leap Wireless International Inc., CVR, expire 03/14/16†	1,636,304	1,764,000

	TOTAL RIGHTS	2,784,547	3,303,522

Shares		Cost	Market Value
	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
32,000	Kinder Morgan Inc., expire 05/25/17†	$61,383	$86,400

	Metals and Mining — 0.0%
2,550	HudBay Minerals Inc., expire 07/20/18†	2,886	2,327

	TOTAL WARRANTS	64,269	88,727

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Building and Construction — 0.0%
$500,000	Layne Christensen Co., 4.250%, 11/15/18	500,000	388,438

	CORPORATE BONDS — 0.0%
	Energy and Utilities — 0.0%
800,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15†	711,567	88,000

	U.S. GOVERNMENT OBLIGATIONS — 42.2%
555,940,000	U.S. Treasury Bills, 0.000% to 0.095%††, 07/02/15 to 12/31/15(a)	555,821,240	555,893,681

	TOTAL INVESTMENTS — 101.8%	$1,334,326,750	1,342,032,219

		Settlement Date	Unrealized Appreciation/ Depreciation
	FORWARD FOREIGN EXCHANGE CONTRACTS — (0.0)%
3,400,000(b)	Deliver British Pounds in exchange for United States Dollars 5,333,124(c)	07/24/15	(8,247)
59,500,000(d)	Deliver Euros in exchange for United States Dollars 66,627,862(c)	07/24/15	272,974

	TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		264,727

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

			Market Value
	SECURITIES SOLD SHORT — (4.6)%
	(Proceeds received $60,727,724)		$(60,928,338)

	Other Assets and Liabilities (Net) — 2.8%		36,986,031

	NET ASSETS — 100.0%.		$1,318,354,639

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT— (4.6)%
	Building and Construction — (2.3)%
598,800	Lennar Corp., Cl. A	$25,854,240	$30,562,752

	Cable and Satellite — (0.0)%
4,562	Charter Communications Inc., Cl. A	820,640	781,243

	Energy and Utilities — (0.1)%
20,325	Noble Energy Inc.	929,634	867,471

	Metals and Mining — (1.6)%
1,858,532	Alcoa Inc.	25,256,620	20,722,632

	Retail — (0.0)%
2,188	Staples Inc.	38,559	33,498

	Telecommunications — (0.6)%
224,120	AT&T Inc.	7,828,031	7,960,742

	TOTAL SECURITIES SOLD SHORT(e)	$60,727,724	$60,928,338

(a)	At June 30, 2015, $92,500,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(b)	Principal amount denoted in British Pounds.
(c)	At June 30, 2015, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(d)	Principal amount denoted in Euros.
(e)	At June 30, 2015, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CPR	Contingent Payment Right
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $1,334,326,750)	$1,342,032,219
Cash	7,307,030
Deposit at brokers (including proceeds from securities sold short of $60,727,724)	72,487,072
Receivable for Fund shares sold	8,914,958
Receivable for investments sold	72,926,988
Unrealized appreciation on forward foreign exchange contracts	264,727
Dividends and interest receivable	437,237
Prepaid expenses	45,720

Total Assets	1,504,415,951

Liabilities:
Securities sold short, at value	60,928,338
Payable for investments purchased	122,004,668
Payable for Fund shares redeemed	2,283,992
Payable for investment advisory fees	539,570
Payable for distribution fees	131,415
Payable for accounting fees	11,250
Dividends payable on securities sold short	53,994
Other accrued expenses	108,085

Total Liabilities	186,061,312

Net Assets
(applicable to 128,571,670 shares outstanding)	$1,318,354,639

Net Assets Consist of:
Paid-in capital	$1,293,736,246
Accumulated net investment loss	(2,428,883)
Accumulated net realized gain on investments, securities sold short, and foreign currency transactions	19,285,255
Net unrealized appreciation on investments	7,705,469
Net unrealized depreciation on securities sold short	(200,614)
Net unrealized appreciation on foreign currency translations	257,166

Net Assets	$1,318,354,639

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:

Class AAA:
Net Asset Value, offering, and redemption price per share ($670,463,319 ÷ 65,082,251 shares outstanding)	$10.30
Advisor Class:
Net Asset Value, offering, and redemption price per share ($647,891,320 ÷ 63,489,419 shares outstanding)	$10.20

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $122,556)	$3,373,276
Interest	213,425

Total Investment Income	3,586,701

Expenses:
Investment advisory fees	3,275,931
Distribution fees - Advisor Class	810,279
Dividend expense on securities sold short	300,388
Custodian fees	84,463
Registration expenses	62,688
Shareholder communications expenses	56,910
Directors’ fees	45,730
Shareholder services fees	39,747
Service fees for securities sold short	22,167
Accounting fees	22,500
Legal and audit fees	21,031
Interest expense	3,530
Miscellaneous expenses	38,824

Total Expenses	4,784,188

Less:
Expenses paid indirectly by broker (See Note 6)	(3,065)
Advisory fee reduction on unsupervised assets (See Note 3)	(74)

Net Expenses	4,781,049

Net Investment Loss	(1,194,348)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	16,126,863
Net realized loss on securities sold short	(2,040,542)
Net realized gain on foreign currency transactions	7,731,660

Net realized gain on investments, securities sold short, and foreign currency transactions	21,817,981

Net change in unrealized appreciation/depreciation: on investments	(521,353)
on securities sold short	2,927,800
on foreign currency translations	(1,765,409)

Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	641,038

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	22,459,019

Net Increase in Net Assets Resulting from Operations	$21,264,671

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment loss	$(1,194,348)	$(2,478,224)
Net realized gain on investments, securities sold short, and foreign currency transactions	21,817,981	30,120,342
Net change in unrealized appreciation/depreciation on investments, securities sold short, swap contracts, and foreign currency translations	641,038	(16,000,122)

Net Increase in Net Assets Resulting from Operations	21,264,671	11,641,996

Distributions to Shareholders:
Net investment income
Class AAA	—	(2,857,994)
Advisor Class	—	(1,513,443)

	—	(4,371,437)

Net realized gain
Class AAA	—	(10,440,428)
Advisor Class	—	(12,601,017)

	—	(23,041,445)

Total Distributions to Shareholders	—	(27,412,882)

Capital Share Transactions:
Class AAA	(567,033)	221,055,527
Advisor Class	(74,247,096)	42,644,911

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(74,814,129)	263,700,438

Redemption Fees	183	2,887

Net Increase/Decrease in Net Assets	(53,549,275)	247,932,439
Net Assets:
Beginning of year	1,371,903,914	1,123,971,475

End of period (including undistributed net investment income of $0 and $0, respectively)	$1,318,354,639	$1,371,903,914

See accompanying notes to financial statements.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses	Portfolio Turnover Rate
Class AAA
2015(c)	$10.13	$(0.00)(b)	$0.17	$0.17	—	—	—		—	$0.00	$10.30	1.7%	$670,463	(0.05)%(d)	0.61%(d)(e)	149%
2014	10.24	(0.00)(b)	0.12	0.12	$(0.05)	$(0.18)	—		$(0.23)	0.00	10.13	1.2	659,818	(0.04)	0.58	281
2013	9.96	0.06	0.43	0.49	(0.01)	(0.19)	$(0.01)		(0.21)	0.00	10.24	4.9	446,566	0.63	0.58	324
2012	9.76	0.02	0.49	0.51	(0.04)	(0.27)	—		(0.31)	0.00	9.96	5.2	299,111	0.17	0.60	256
2011	9.86	(0.01)	0.20	0.19	(0.08)	(0.21)	—		(0.29)	0.00	9.76	1.9	247,060	(0.06)	0.62	276
2010	9.69	(0.01)	0.41	0.40	—	(0.23)	—		(0.23)	0.00	9.86	4.1	176,169	(0.07)	0.64	363
Advisor Class
2015(c)	$10.05	$(0.02)	$0.17	$0.15	—	—	—		—	$0.00	$10.20	1.5%	$647,892	(0.31)%(d)	0.86%(d)(e)	149%
2014	10.16	(0.03)	0.12	0.09	$(0.02)	$(0.18)	—		$(0.20)	0.00	10.05	0.9	712,086	(0.30)	0.83	281
2013	9.89	0.03	0.43	0.46	(0.00)(b)	(0.19)	$(0.00)	(b)	(0.19)	0.00	10.16	4.7	677,405	0.29	0.83	324
2012	9.69	0.01	0.47	0.48	(0.01)	(0.27)	—		(0.28)	0.00	9.89	4.9	304,468	0.14	0.85	256
2011	9.79	(0.00)(b)	0.16	0.16	(0.05)	(0.21)	—		(0.26)	0.00	9.69	1.6	245,032	(0.05)	0.87	276
2010	9.65	(0.03)	0.40	0.37	—	(0.23)	—		(0.23)	0.00	9.79	3.8	270,772	(0.31)	0.89	363

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2015, unaudited.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2015, there was no impact to the expense ratios.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ABC Fund, a series of Gabelli Investor Funds, Inc., was incorporated on October 30, 1992 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Electronics	$11,668,462	$ 52,500	—	$ 11,720,962
Food and Beverage	7,607,594	72,719	—	7,680,313
Health Care	179,080,141	—	$ 147,163	179,227,304
Retail	9,041,872	—	27,300,000	36,341,872
Wireless Communications	5,090,605	—	4,001	5,094,606
Other Industries (a)	542,008,674	—	—	542,008,674
Total Common Stocks	754,497,348	125,219	27,451,164	782,073,731
Preferred Stocks (a)	196,120	—	—	196,120
Rights (a)	140,070	—	3,163,452	3,303,522
Warrants (a)	88,727	—	—	88,727
Convertible Corporate Bonds (a)	—	388,438	—	388,438
Corporate Bonds (a)	—	88,000	—	88,000
U.S. Government Obligations	—	555,893,681	—	555,893,681
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$754,922,265	$556,495,338	$30,614,616	$1,342,032,219
LIABILITIES (Market Value): Securities Sold Short (a)	$(60,928,338)	—	—	$ (60,928,338)
TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$(60,928,338)	—	—	$ (60,928,338)
OTHER FINANCIAL INSTRUMENTS: ASSETS (Unrealized Appreciation):* Forward Foreign Exchange Contracts	—	$ 264,727	—	$ 264,727
TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$ 264,727	—	$ 264,727

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/14	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 06/30/15	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 06/30/15†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$5,000	—	$ 8,923	$ (5,000)	—	$(8,923)	—	—	—	—
Energy and Utilities	0	—	0	0	—	0	—	—	—	—
Healthcare	147,163	—	—	—	—	—	—	—	$147,163	—
Retail	27,300,000	—	—	—	—	—	—	—	27,300,000	—
Wireless Communications	1	—	—	300	—	—	$3,700	—	4,001	$ 300
Total Common Stocks	27,452,164	—	8,923	(4,700)	—	(8,923)	3,700	—	27,451,164	300
Rights:
Healthcare	813,758	—	50,000	(49,037)	$137,121	(50,000)	—	—	901,842	8,963
Retail	—	—	—	322,739	174,871	—	—	—	497,610	322,739
Wireless Communications	1,764,000	—	—	—	—				1,764,000	—
Total Rights	2,577,758	—	50,000	273,702	311,992	(50,000)	—	—	3,163,452	331,702
TOTAL INVESTMENTS IN SECURITIES	$30,029,922	—	$58,923	$269,002	$311,992	$(58,923)	$3,700	—	$30,614,616	$332,002

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.

The following tables summarize the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2015:

Description	Balance at 06/30/15	Valuation Technique	Unobservable Input	Range
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Retail	$27,300,000	Merger/Acquisition price	Discount Range	0%
Other Industries (a)	151,164
Rights (a)	3,163,452

	$30,614,616

(a)	Includes fair value securities of investments developed using various valuation techniques and unobservable inputs.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. At June 30, 2015, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at June 30, 2015 are reflected within the Schedule of Investments.

The Fund’s volume of activity in forward foreign exchange contracts during the six months ended June 30, 2015 had an average monthly notional amount of approximately $62,957,143.

As of June 30, 2015, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on forward foreign exchange contracts. For the six months ended June 30, 2015, the effect of forward foreign exchange contracts can be found in the Statement of Operations

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency, within Net realized gain on foreign currency transactions and Net change in unrealized appreciation/depreciation on foreign currency translations.

At June 30, 2015, the Fund’s derivative assets (by type) are as follows:

	Gross Amounts of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Assets
Forward Foreign Exchange Contracts	$272,974	$(8,247)	$264,727

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Liabilities
Forward Foreign Exchange Contracts	$(8,247)	$8,247	—

The following table presents the Fund’s derivative assets and liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2015:

	Gross Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount

Counterparty
State Street Bank & Trust Co.	$264,727	$(264,727)	—	—

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short at June 30, 2015 are reflected within the Schedule of Investments. For the six months ended June 30, 2015, the Fund incurred $22,167 in service fees related to its short sale positions. The amount is included in the Statement of Operations - Expenses - Service fees for securities sold short.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2015, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2014 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$19,527,235
Net long term capital gains	10,906,473

Total distributions paid	$30,433,708

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2015:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Investments	$1,336,406,433	$40,741,412	$(35,115,626)	$5,625,786
Securities sold short	(60,727,724)	4,640,609	(4,841,223)	(200,614)

		$45,382,021	$(39,956,849)	$5,425,172

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2015, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2015, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $74.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive a $2,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Advisor Class Share Plan, payment is authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2015, other than short term securities and U.S. Government obligations, aggregated $1,125,692,791 and $1,272,069,354, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2015, the Fund paid brokerage commissions on security trades of $232,198 to G.research, Inc., an affiliate of the Adviser.

During the six months ended June 30, 2015, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $3,065.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2015, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2015, the Fund’s Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 15% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2015, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the Distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2015 and the year ended December 31, 2014, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,458,762	$14,928,001	36,821,992	$379,359,005
Shares issued upon reinvestment of distributions	—	—	1,244,948	12,623,758
Shares redeemed	(1,511,645)	(15,495,034)	(16,530,742)	(170,927,236)

Net increase/(decrease)	(52,883)	$(567,033)	21,536,198	$221,055,527

Advisor Class
Shares sold	11,025,135	$111,977,881	33,189,108	$338,441,498
Shares issued upon reinvestment of distributions	—	—	1,089,221	10,957,568
Shares redeemed	(18,410,802)	(186,224,977)	(30,079,314)	(306,754,155)

Net increase/(decrease)	(7,385,667)	$(74,247,096)	4,199,015	$42,644,911

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 12, 2015, the Board of Directors (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of alternative event driven funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the second quartile for the one year and five year periods and that the three year period was in the third quartile.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of diversified specialty funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at the low end of its peer group. The Independent Board Members also noted that the management fee structure was much lower than that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the advisory fees for other types of accounts managed by affiliates of the Adviser. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were lower than normal and that economies of scale were not a significant factor in their thinking at this

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This page was intentionally left blank.

THE GABELLI ABC FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2015 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ABC FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	Andrea R. Mango
Secretary
Anthony J. Colavita
President,	Agnes Mullady
Anthony J. Colavita, P.C.	Treasurer

Vincent D. Enright	Richard J. Walz
Former Senior Vice President	Chief Compliance
and Chief Financial Officer,	Officer
KeySpan Corp.
DISTRIBUTOR
Mary E. Hauck
Former Senior Portfolio	G.distributors, LLC
Manager,
Gabelli-O’Connor Fixed	CUSTODIAN, TRANSFER
Income Mutual Fund	AGENT, AND DIVIDEND
Management Co.	DISBURSING AGENT

Kuni Nakamura	State Street Bank and Trust
President,	Company
Advanced Polymer, Inc.
Werner J. Roeder, MD Former Medical Director, Lawrence Hospital	LEGAL COUNSEL Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Morningstar® rated The Gabelli ABC Fund Class AAA Shares 4 stars overall and 4 stars for the three, five, and ten year periods ended June 30, 2015 among 100, 100, 59 and 25 Market Neutral funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB408Q215SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	09/02/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	09/02/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	09/02/2015

* Print the name and title of each signing officer under his or her signature.